Commitments and contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Machinery and Equipment
Other Commitments [Line Items]
Vessels and newbuildings	$ 852,979	$ 428,617
Newbuildings
Other Commitments [Line Items]
Vessels and newbuildings	0	132,646	$ 176,145
Asset pledged
Other Commitments [Line Items]
Vessels and newbuildings	852,979	561,263
Asset pledged | Machinery and Equipment
Other Commitments [Line Items]
Vessels and newbuildings	852,979	428,617
Asset pledged | Newbuildings
Other Commitments [Line Items]
Vessels and newbuildings	$ 0	$ 132,646